Acquisitions and Discontinued Operations - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		12 Months Ended											12 Months Ended				12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Segment, Discontinued Operations	Mar. 31, 2011 Worthless stock deduction	Mar. 31, 2011 Converged Messaging Services	Mar. 31, 2013 Acquired technology	Dec. 31, 2012 Acquired technology	Dec. 31, 2011 Acquired technology	Mar. 31, 2013 Trade name	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Jul. 31, 2011 Evolving Systems Inc	Jul. 02, 2011 Evolving Systems Inc	Jul. 31, 2011 Evolving Systems Inc Customer relationships	Jul. 02, 2011 Evolving Systems Inc Customer relationships	Jul. 31, 2011 Evolving Systems Inc Acquired technology	Jul. 02, 2011 Evolving Systems Inc Acquired technology	Dec. 31, 2012 TARGUSinfo	Dec. 31, 2011 TARGUSinfo	Nov. 08, 2011 TARGUSinfo	Dec. 31, 2012 TARGUSinfo Income Tax Receivable	Nov. 08, 2011 TARGUSinfo Income Tax Receivable	Dec. 31, 2012 TARGUSinfo Accrued Liability for potential sales tax and interest due	Nov. 08, 2011 TARGUSinfo Accrued Liability for potential sales tax and interest due	Nov. 08, 2011 TARGUSinfo Expensed for Post-Combination Services	Nov. 08, 2011 TARGUSinfo Included in Purchase Price	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit	Dec. 31, 2012 TARGUSinfo Escrow Deposit	Dec. 31, 2012 TARGUSinfo Escrow Account Deposit for Indemnification Claims	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit for Indemnification Claims	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit for Purchase Price Allocation Adjustments	Nov. 08, 2011 TARGUSinfo Escrow Account Deposit for Reimbursement of Costs and Expenses	Dec. 31, 2012 TARGUSinfo Customer relationships	Dec. 31, 2012 TARGUSinfo Acquired technology	Dec. 31, 2012 TARGUSinfo Trade name	Dec. 31, 2012 TARGUSinfo Trade names and Trademarks	Dec. 31, 2012 TARGUSinfo Developed Technology	Nov. 30, 2011 TARGUSinfo Unvested Options	Jul. 07, 2010 BrowserMob	Dec. 31, 2012 BrowserMob Customer relationships	Dec. 31, 2012 BrowserMob Acquired technology	Oct. 27, 2010 Quova Inc	Dec. 31, 2012 Quova Inc Customer relationships	Dec. 31, 2012 Quova Inc Acquired technology	Dec. 31, 2012 Quova Inc Trade name	Dec. 31, 2012 Quova Inc Trademarks
Business Acquisition [Line Items]
Business acquisition, cash consideration																$ 39,000,000							$ 656,600,000							$ 43,500,000	$ 15,800,000	$ 15,000,000	$ 40,000,000	$ 3,000,000	$ 500,000							$ 2,200,000			$ 21,700,000
Business acquisition purchase price, goodwill																20,300,000					427,227,000		429,700,000																			1,100,000			5,100,000
Business acquisition purchase price allocation, definite-lived intangible assets																21,700,000		18,900,000		2,800,000			310,200,000													256,700,000	46,500,000	7,000,000				1,000,000			15,000,000
Definite-lived assets, amortization period									4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days	3 years	3 years	3 years			10 years		5 years																	8 years			3 years	5 years			3 years	5 years		7 years	3 years	3 years	3 years
Business acquisition, net liabilities																3,000,000					80,151,000		81,900,000
Business acquisition, goodwill expected to be deductible for tax purposes																19,700,000
Acquisition costs															600,000							10,500,000
Business acquisition, purchase price																					657,276,000		657,300,000
Non-cash consideration																							700,000
Distribution from escrow																					3,000,000											800,000
Amounts remaining in escrow																																24,200,000
Business acquisition, assumed unvested options, estimated total fair value																							5,700,000					5,000,000	700,000
Fair value assumptions, minimum expected volatility range																																									36.24%
Fair value assumptions, maximum expected volatility range																																									36.53%
Fair value assumptions, minimum risk-free interest rate																																									1.35%
Fair value assumptions, maximum risk-free interest rate																																									2.15%
Fair value assumptions dividend yield																																									0.00%
Sale price of shares, per share																							$ 33.07
Net deferred tax liability recorded in preliminary purchase price																					(96,200,000)		(116,200,000)
Income tax receivable assumed																								14,537,000	14,300,000
Accounts payable and accrued expenses																					9,689,000					1,000,000	1,200,000
Loss on sale of certain assets and liabilities, pre-tax								(1,900,000)
Income tax (benefit) provision	19,641,000	22,460,000	87,013,000	81,137,000	82,282,000		(42,700,000)
Assets of discontinued operations						1,300,000
Liabilities of discontinued operations						$ 2,200,000